Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Allocation Target Shares
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000248219
Shareholder Report [Line Items]
Fund Name	BATS: High Income Taxable Series
Trading Symbol	BATIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: High Income Taxable Series (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: High Income Taxable Series	$0	-%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00% [1]
AssetsNet	$ 94,587,909
Holdings Count | Holding	1,145
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$94,587,909
Number of Portfolio Holdings...
1,145
Portfolio Turnover Rate...
192%

[1]	Annualized.